Note 10 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Other Borrowings [Abstract]
Schedule of Debt [Table Text Block]
			Weighted-	Stated interest
(Dollar amounts in thousands)	Maturity range		average	rate range
Description	from	to	interest rate	from	to	2014	2013
Fixed-rate amortizing	06/01/15	10/01/28	4.00%	2.99%	4.48%	$2,376	$3,361
Junior subordinated debt	12/21/37	12/21/37	1.90%	1.89	1.91	8,248	8,248

Total						$10,624	$11,609

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
		Weighted-
Year Ending December 31,	Amount	Average Rate

2015	$685	4.01%
2016	502	4.00%
2017	373	4.00%
2018	252	4.02%
2019	155	4.04%
Beyond 2019	8,657	2.00%

Total	$10,624	2.37%